UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04441

T. Rowe Price GNMA Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

GNMA Fund

Investor Class (PRGMX)

This semi-annual shareholder report contains important information about GNMA Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund - Investor Class	$32	0.62%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$361,936
Number of Portfolio Holdings	619

Portfolio Turnover Rate	139.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government & Agency Mortgage-Backed Securities	105.4%
Non-U.S. Government Mortgage-Backed Securities	3.8
Short-Term and Other	-9.2

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Assn.	90.5%
Federal National Mortgage Assn.	6.7
Federal Home Loan Mortgage	4.7
UMBS	3.4
OBX Trust	1.1
Sequoia Mortgage Trust	0.7
Tricon American Homes Trust	0.5
RCKT Mortgage Trust	0.4
Cross Mortgage Trust	0.2
Morgan Stanley Residential Mortgage Loan Trust	0.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F70-053 1/26

GNMA Fund

Investor Class (PRGMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

GNMA Fund

I Class (PRXAX)

This semi-annual shareholder report contains important information about GNMA Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GNMA Fund - I Class	$21	0.40%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$361,936
Number of Portfolio Holdings	619

Portfolio Turnover Rate	139.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government & Agency Mortgage-Backed Securities	105.4%
Non-U.S. Government Mortgage-Backed Securities	3.8
Short-Term and Other	-9.2

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Assn.	90.5%
Federal National Mortgage Assn.	6.7
Federal Home Loan Mortgage	4.7
UMBS	3.4
OBX Trust	1.1
Sequoia Mortgage Trust	0.7
Tricon American Homes Trust	0.5
RCKT Mortgage Trust	0.4
Cross Mortgage Trust	0.2
Morgan Stanley Residential Mortgage Loan Trust	0.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1086-053 1/26

GNMA Fund

I Class (PRXAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRGMX GNMA Fund
PRXAX GNMA Fund–
.
I Class

T. ROWE PRICE GNMA Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 8.00 $ 7.90 $ 8.12 $ 8.55 $ 9.32 $ 9.48
Investment
activities
Net investment
income
(1)(2)
0.15 0.29 0.27 0.22 0.08 0.07
Net realized and
unrealized gain/
loss 0.26 0.10 (0.22) (0.44) (0.77) (0.16)
Total from
investment
activities 0.41 0.39 0.05 (0.22) (0.69) (0.09)
Distributions
Net investment
income (0.15) (0.29) (0.27) (0.21) (0.08) (0.07)
NET ASSET
VALUE
End of period $ 8.26 $ 8.00 $ 7.90 $ 8.12 $ 8.55 $ 9.32

T. ROWE PRICE GNMA Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
5.20% 5.02% 0.62% (2.54)% (7.44)% (0.95)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.79%
(4)
0.69% 0.66% 0.64% 0.58% 0.58%
Net expenses
after waivers/
payments by
Price Associates 0.62%
(4)
0.62% 0.62% 0.62% 0.58% 0.58%
Net investment
income 3.76%
(4)
3.62% 3.36% 2.64% 0.92% 0.70%
Portfolio turnover
rate
(5)
139.3% 256.1% 304.5% 648.3% 954.9% 996.6%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 42.8% 76.4% 83.4% 200.3% 291.6% 303.5%
Net assets, end of
period (in millions) $205 $207 $231 $274 $330 $655
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE GNMA Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 7.99 $ 7.90 $ 8.12 $ 8.55 $ 9.32 $ 9.48
Investment
activities
Net investment
income
(1)(2)
0.16 0.31 0.28 0.23 0.13 0.07
Net realized and
unrealized gain/
loss 0.26 0.09 (0.22) (0.43) (0.81) (0.15)
Total from
investment
activities 0.42 0.40 0.06 (0.20) (0.68) (0.08)
Distributions
Net investment
income (0.16) (0.31) (0.28) (0.23) (0.09) (0.08)
NET ASSET
VALUE
End of period $ 8.25 $ 7.99 $ 7.90 $ 8.12 $ 8.55 $ 9.32

T. ROWE PRICE GNMA Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
5.31% 5.11% 0.84% (2.33)% (7.29)% (0.85)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.52%
(4)
0.46% 0.44% 0.44% 0.42% 0.47%
Net expenses
after waivers/
payments by
Price Associates 0.40%
(4)
0.41% 0.41% 0.41% 0.42% 0.47%
Net investment
income 3.97%
(4)
3.83% 3.58% 2.86% 1.48% 0.79%
Portfolio turnover
rate
(5)
139.3% 256.1% 304.5% 648.3% 954.9% 996.6%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 42.8% 76.4% 83.4% 200.3% 291.6% 303.5%
Net assets, end
of period (in
thousands) $157,262 $146,310 $155,320 $168,079 $191,392 $33,171
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE GNMA Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  3.8%
Commercial Mortgage-Backed Securities  0.0%
TX Trust
Series 2024-HOU, Class A, ARM
1M TSFR + 1.591%, 5.55%, 6/15/39 (1) 230 230
230
Whole Loans Backed  3.8%
CIM Trust
Series 2020-J2, Class B2, CMO, ARM
2.752%, 1/25/51 (1) 431 353
COLT Mortgage Loan Trust
Series 2025-8, Class A1, CMO, STEP
5.48%, 8/25/70 (1) 190 192
Cross Mortgage Trust
Series 2025-H5, Class A1B, CMO, STEP
5.509%, 7/25/70 (1) 845 850
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 48 47
HOMES Trust
Series 2025-AFC2, Class A1B, CMO, STEP
5.573%, 6/25/60 (1) 579 583
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-INV4, Class A2, CMO, ARM
5.50%, 9/25/54 (1) 515 519
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.443%, 7/25/70 (1) 98 98
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM
5.439%, 7/25/70 (1) 190 192
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M TSFR + 0.864%, 4.819%, 2/25/60 (1) 2,578 2,532
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO, ARM
1M TSFR + 0.864%, 4.819%, 2/25/60 (1) 1,187 1,166
OBX Trust
Series 2025-NQM15, Class A1, CMO, STEP
5.143%, 7/27/65 (1) 96 96
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM
SOFR30A + 1.15%, 5.222%, 7/27/65 (1) 230 230

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
RCKT Mortgage Trust
Series 2025-CES3, Class A1A, STEP
5.553%, 3/25/55 (1) 1,532 1,548
Sequoia Mortgage Trust
Series 2024-HYB1, Class A1A, CMO, ARM
4.483%, 11/25/63 (1) 2,446 2,468
Towd Point Mortgage Trust
Series 2025-CES4, Class A1A, STEP
5.091%, 10/25/65 (1) 517 519
Tricon American Homes Trust
Series 2020-SFR2, Class B
1.832%, 11/17/39 (1) 1,895 1,796
Verus Securitization Trust
Series 2025-8, Class A1F, CMO, ARM
SOFR30A + 1.15%, 5.222%, 9/25/70 (1) 453 453
13,642
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $13,677) 13,872
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  105.4%
U.S. Government Agency Obligations  14.9%
Federal Home Loan Mortgage
6.50%, 8/1/36  11 11
7.00%, 11/1/30 - 4/1/32  144 151
Federal Home Loan Mortgage, CMO, IO
1.50%, 1/25/51 - 10/25/51  29,886 3,306
2.00%, 3/25/52  18,087 2,488
Federal Home Loan Mortgage, UMBS
3.00%, 5/1/52  702 626
5.00%, 1/1/53 - 3/1/53  1,773 1,791
5.50%, 9/1/52 - 9/1/55  5,873 5,991
6.00%, 6/1/53  353 367
6.50%, 6/1/55  1,440 1,495
7.00%, 6/1/54  835 878
Federal National Mortgage Assn.
3.50%, 7/1/48 - 11/1/48  930 877
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.722%,
6.357%, 11/1/35  2 2
Federal National Mortgage Assn., CMO, 5.50%, 12/25/36  400 414
Federal National Mortgage Assn., CMO, IO, 2.50%, 4/25/51  10,739 1,664
Federal National Mortgage Assn., UMBS
2.50%, 6/1/52  1,436 1,228

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 5/1/50 - 7/1/52  1,874 1,746
4.50%, 1/1/55  1,287 1,261
5.00%, 1/1/53 - 7/1/53  1,777 1,777
5.50%, 6/1/53 - 10/1/55  5,981 6,118
6.00%, 8/1/53  3,268 3,371
6.50%, 1/1/53 - 6/1/55  5,597 5,816
UMBS, TBA (2)
2.00%, 12/1/40 - 12/1/55  1,408 1,246
2.50%, 12/1/40  487 460
3.00%, 12/1/40  191 184
4.00%, 12/1/55  305 290
5.00%, 12/1/55  2,210 2,205
5.50%, 12/1/55  5,105 5,169
6.00%, 12/1/55  2,800 2,867
53,799
U.S. Government Obligations  90.5%
Government National Mortgage Assn.
1.50%, 7/20/36 - 4/20/51  4,356 3,553
2.00%, 11/20/50 - 3/20/52  58,031 48,323
2.50%, 8/20/50 - 9/20/52  54,261 47,168
3.00%, 11/20/26 - 4/20/52  45,424 41,456
3.50%, 7/20/27 - 7/20/52  35,693 33,406
4.00%, 3/20/39 - 10/20/52  25,862 25,023
4.50%, 5/20/30 - 4/20/53  25,615 25,545
5.00%, 5/15/33 - 1/20/54  22,103 22,498
5.50%, 5/20/31 - 5/20/53  15,108 15,605
6.00%, 6/20/31 - 4/20/54  15,318 15,850
6.50%, 3/15/26 - 4/20/39  1,122 1,186
7.00%, 1/20/28 - 1/20/34  156 162
7.50%, 1/15/26 - 6/15/32  205 210
8.00%, 9/20/26 - 3/15/30  66 67
Government National Mortgage Assn., CMO
3.00%, 2/20/46 - 11/20/47  3,024 2,525
3.50%, 10/20/50  1,850 1,596
Government National Mortgage Assn., CMO, IO
2.50%, 11/20/50 - 2/20/51  22,265 3,124
Government National Mortgage Assn., TBA (2)
2.00%, 12/20/55  3,455 2,876
2.50%, 12/20/55  4,255 3,692
3.50%, 12/20/55  846 775
4.50%, 12/20/54  3,810 3,726
5.00%, 12/20/55  11,795 11,781
5.50%, 12/20/55  14,860 15,007

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
6.00%, 12/20/55  2,310 2,354
327,508
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $396,102) 381,307
SHORT-TERM INVESTMENTS  5.0%
Money Market Funds  5.0%
T. Rowe Price Government Reserve Fund, 4.02% (3)(4) 18,120 18,120
Total Short-Term Investments (Cost $18,120) 18,120
Total Investments in Securities
114.2% of Net Assets
(Cost $427,899) $ 413,299
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $13,872 and represents 3.8% of net assets.
(2) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $52,632 and represents 14.5% of net assets.
(3) Seven-day yield
(4) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
IO Interest-only security for which the fund receives interest on notional principal
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE GNMA Fund

Par $ Value
(Amounts in 000s)
TBA SALES COMMITMENTS
 (2.7)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (2.7)%
U.S. Government Agency Obligations  (2.5)%
UMBS, TBA
3.00%, 12/1/55  2,110 (1,874)
3.50%, 12/1/40 - 12/1/55  5,753 (5,361)
4.00%, 12/1/55  137 (131)
4.50%, 12/1/55  1,728 (1,691)
(9,057)
U.S. Government Obligations  (0.2)%
Government National Mortgage Assn., TBA, 4.00%, 12/20/54  655 (621)
(621)
Total TBA Sales Commitments (Proceeds $(9,635)) (9,678)

T. ROWE PRICE GNMA Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 103 U.S. Treasury Long Bond contracts 3/26 12,096 $ 60
Short, 120 U.S. Treasury Notes five year contracts 3/26 (13,172) (8)
Short, 20 U.S. Treasury Notes two year contracts 3/26 (4,177) —
Long, 16 Ultra U.S. Treasury Bonds contracts 3/26 1,935 12
Short, 189 Ultra U.S. Treasury Notes ten year
contracts 3/26 (21,962) (74)
Net payments (receipts) of variation margin to date 17
Variation margin receivable (payable) on open futures contracts $ 7

T. ROWE PRICE GNMA Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.02% $ —# $ — $ 273+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government
Reserve Fund, 4.02% $ 9,791  ¤  ¤ $ 18,120^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $273 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,120.

T. ROWE PRICE GNMA Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $427,899) $ 413,299
Receivable for investment securities sold 21,009
Interest receivable 1,295
Cash deposits on futures contracts 355
Cash 39
Receivable for shares sold 9
Variation margin receivable on futures contracts 7
Other assets 45
Total assets 436,058
Liabilities
Payable for investment securities purchased 63,973
TBA Sales Commitments (proceeds $9,635) 9,678
Payable for shares redeemed 123
Investment management fees payable 105
Due to affiliates 44
Other liabilities 199
Total liabilities 74,122
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 361,936

T. ROWE PRICE GNMA Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (207,747)
Paid-in capital applicable to 43,849,144 no par value shares of beneficial interest outstanding; 1,000,000,000 shares
authorized 569,683
NET ASSETS $ 361,936
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $204,674; Shares outstanding: 24,790,418) $ 8.26
I Class
(Net assets: $157,262; Shares outstanding: 19,058,726) $ 8.25

T. ROWE PRICE GNMA Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest $ 7,602
Dividend 273
Total income 7,875
Expenses
Investment management 636
Shareholder servicing
Investor Class $ 322
I Class 40 362
Prospectus and shareholder reports
Investor Class 13
I Class 3 16
Custody and accounting 134
Registration 32
Legal and audit 20
Directors 1
Miscellaneous 9
Waived / paid by Price Associates (259)
Total expenses 951
Net investment income 6,924

T. ROWE PRICE GNMA Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 639
Futures 38
Net realized gain 677
Change in net unrealized gain / loss
Securities 10,884
Futures (87)
TBA Sales Commitments (103)
Change in net unrealized gain / loss 10,694
Net realized and unrealized gain / loss 11,371
INCREASE IN NET ASSETS FROM OPERATIONS $ 18,295

T. ROWE PRICE GNMA Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 6,924 $ 34,907
Net realized gain (loss) 677 (62,658)
Change in net unrealized gain / loss 10,694 75,731
Increase in net assets from operations 18,295 47,980
Distributions to shareholders
Net earnings
Investor Class (3,901) (8,218)
I Class (3,033) (5,763)
Z Class – (21,103)
Decrease in net assets from distributions (6,934) (35,084)
Capital share transactions
*
Shares sold
Investor Class 5,878 19,648
I Class 15,102 12,813
Z Class – 11,495
Distributions reinvested
Investor Class 3,598 7,606
I Class 2,672 5,032
Z Class – 20,198
Shares redeemed
Investor Class (17,921) (54,754)
I Class (11,638) (28,826)
Z Class – (651,771)
Decrease in net assets from capital share
transactions (2,309) (658,559)

T. ROWE PRICE GNMA Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Net Assets
Increase (decrease) during period 9,052 (645,663)
Beginning of period 352,884 998,547
End of period $ 361,936 $ 352,884
*Share information (000s)
Shares sold
Investor Class 719 2,419
I Class 1,855 1,588
Z Class – 1,414
Distributions reinvested
Investor Class 440 941
I Class 327 623
Z Class – 2,496
Shares redeemed
Investor Class (2,196) (6,794)
I Class (1,426) (3,571)
Z Class – (81,335)
Decrease in shares outstanding (281) (82,219)

T. ROWE PRICE GNMA Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price GNMA Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The GNMA Fund (the fund)
is a diversified, open-end management investment company established by the corporation. The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing at least 80% of its total assets in Government National Mortgage Association securities backed by the full faith and credit of the U.S. government. The fund has three classes of shares: the GNMA Fund (Investor Class), the GNMA Fund–I Class (I Class) and
the GNMA Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services.  As a result of a full redemption, as of
November 30, 2025, there were no investors in the Z Class. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and

T. ROWE PRICE GNMA Fund

penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE GNMA Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE GNMA Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE GNMA Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 395,179 $ — $ 395,179
Short-Term Investments 18,120 — — 18,120
Total Securities 18,120 395,179 — 413,299
Futures Contracts* 72 — — 72
Total $ 18,192 $ 395,179 $ — $ 413,371
Liabilities
TBA Sales Commitments $ — $ 9,678 $ — $ 9,678
Futures Contracts* 82 — — 82
Total $ 82 $ 9,678 $ — $ 9,760
1
Includes Non-U.S. Government Mortgage-Backed Securities and U.S. Government &
Agency Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE GNMA Fund

portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 72
*
Total $ 72
*
Liabilities
Interest rate derivatives Futures $ 82
Total $ 82
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE GNMA Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, cash of $355,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate derivatives $ 38
Total $ 38
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (87)
Total $ (87)

T. ROWE PRICE GNMA Fund

Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 12% and
14% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE GNMA Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty
(collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2025, no collateral had been posted

T. ROWE PRICE GNMA Fund

by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $52,000 cash as of November 30, 2025.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $6,323,000 and $4,849,000, respectively, for the six months ended
November 30, 2025. Purchases and sales of U.S. government securities aggregated $539,354,000 and $537,428,000, respectively, for the six months ended November 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE GNMA Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had
$195,433,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $418,294,000. Net unrealized loss aggregated
$14,683,000 at period-end, of which $2,788,000 related to appreciated investments and $17,471,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE GNMA Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $681,000 remain subject to repayment by the fund at November 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Investor
Class I Class
Expense limitation/I Class Limit 0.62% 0.05%
Expense limitation date 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $(171) $(88)

T. ROWE PRICE GNMA Fund

Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan
Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2025, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $296,000 for T. Rowe Price Services, Inc.;
and $5,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.

T. ROWE PRICE GNMA Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F70-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price GNMA Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026